Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Feb. 22, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Dec. 17, 2015	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005526
Account Value [Line Items]
Account Value	$ 12,211	$ 12,211	$ 11,989	$ 11,986	$ 11,604	$ 11,522	$ 11,323	$ 11,346	$ 11,516	$ 11,388	$ 11,463	$ 11,923	$ 12,161	$ 12,815	$ 12,988	$ 12,847	$ 12,470	$ 12,179		$ 12,198	$ 12,170	$ 11,649	$ 11,462	$ 11,066	$ 11,163	$ 10,796	$ 10,366	$ 10,165	$ 10,367	$ 10,295	$ 10,192	$ 10,266	$ 10,301	$ 10,249	$ 10,215	$ 10,103	$ 10,324	$ 10,078	$ 9,967		$ 9,829	$ 9,858	$ 10,000
C000166332
Account Value [Line Items]
Account Value	637,940	637,609	625,777	625,259	605,300	600,338	589,706	590,551	598,822	592,205	596,065	619,473	631,770	665,588	674,004	666,715	646,791	631,241		631,778	630,345	603,225	593,243	572,591	577,334	557,690	535,255	524,680	535,249	530,859	525,296	529,323	530,648	527,557	525,350	520,069	530,967	518,325	512,103	$ 500,000
C000225818
Account Value [Line Items]
Account Value	10,191	10,180	9,985	9,973	9,642	9,561	9,395	9,397	9,529	9,415	9,477	9,837	10,024	10,555	10,687	10,564	10,239	9,992	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102		12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164		9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	581,674	583,356	577,232	577,980	551,565	551,334	540,100	538,674	544,457	533,580	533,802	545,179	556,379	591,041	612,437	616,133	606,223	607,093		619,583	616,653	608,687	598,808	577,518	579,161	556,308	536,169	521,267	525,686	522,844	519,696	528,358	531,261	524,810	517,084	511,904	528,657	516,654	509,869	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,571	9,598	9,498	9,510	9,075	9,071	8,887	8,863	8,958	8,779	8,783	8,970	9,154	9,725	10,077	10,138	9,975	9,989	10,000
Bloomberg U.S. TIPS Index
Account Value [Line Items]
Account Value	12,770	12,748	12,515	12,494	12,085	11,986	11,778	11,768	11,899	11,692	11,761	12,217	12,420	13,049	13,164	12,994	12,602	12,303		12,322	12,310	11,772	11,623	11,186	11,295	10,900	10,494	10,300	10,511	10,444	10,297	10,393	10,424	10,367	10,316	10,192	10,377	10,123	9,981		$ 9,804	$ 9,847	$ 10,000
Bloomberg U.S. TIPS Index
Account Value [Line Items]
Account Value	658,104	656,995	644,966	643,915	622,819	617,719	606,982	606,473	613,237	602,565	606,128	629,621	640,093	672,500	678,423	669,653	649,486	634,056		$ 635,028	$ 634,408	$ 606,684	$ 599,029	$ 576,515	$ 582,092	$ 561,731	$ 540,829	$ 530,819	$ 541,682	$ 538,249	$ 530,697	$ 535,636	$ 537,243	$ 534,294	$ 531,665	$ 525,277	$ 534,778	$ 521,726	$ 514,386	$ 500,000
Bloomberg U.S. TIPS Index
Account Value [Line Items]
Account Value	$ 10,373	$ 10,355	$ 10,166	$ 10,149	$ 9,817	$ 9,736	$ 9,567	$ 9,559	$ 9,666	$ 9,498	$ 9,554	$ 9,924	$ 10,089	$ 10,600	$ 10,693	$ 10,555	$ 10,237	$ 9,994	$ 10,000